Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
December 31,
2019
(U.S. dollars in thousands)

Future minimum lease payments:
2020	$154
2021	154
2022	116
Total Future payments	$424
Less imputed interest	(107)
Net present value of future minimum lease payments	$317

Current year
Short-term lease liabilities	$138
Long-term lease liabilities	179
Net present value of future minimum lease payments	$317

Incremental Borrowing Rate	24.26%